Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of income tax payables

	As of December 31,
	2019	2020
Income Tax Payables	400	280
Provision for Income Tax	9,656	11,156
Total	10,056	11,436

Schedule of reconciliation of tax expense and the accounting profit

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Loss before income tax	(169,494)	(226,490)	(158,343)
Statutory tax rate	29.04%	27.39%	27.85%
Expected income tax benefit	49,226	62,036	44,106
Non deductible expenses	(18,826)	(26,063)	(38,359)
Non taxable income	890	3,874	2,185
Deferred tax asset not recognized	(32,170)	(40,271)	(10,506)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	(7)	(151)	(41)
Income tax expense	(887)	(575)	(2,615)
Effective tax rate	0.52%	0.25%	1.65%

Schedule of components of income tax expense

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Current tax	(880)	(424)	(2,574)
Deferred tax	(7)	(151)	(41)
Total Income tax (benefit) / expense	(887)	(575)	(2,615)

Schedule of tax losses available for offsetting against future taxable profits

				As of December 31,
				2018	2019	2020
In thousands of EUR				Accumulated tax	Accumulated tax	Accumulated tax
Country	Duration	Rate		loss [gross]	loss [gross]	loss [gross]
Germany **	Indefinite	30.2%	*	—	(8,961)	(26,235)
Morocco	4 years	31.0%		(25,848)	(25,342)	(28,141)
Egypt	5 years	22.5%		(61,942)	(90,148)	(107,831)
Nigeria	Indefinite	30.0%		(145,143)	(203,482)	(202,353)
South Africa	Indefinite	28.0%		(28,267)	(34,327)	(38,204)
Kenya	10 Years	30.0%		(39,135)	(64,812)	(64,236)
Ivory Coast	5 years	25.0%		(19,962)	(27,005)	(27,975)
Ghana	3 years	25.0%		(5,228)	(9,848)	(8,255)
Other	N/A	N/A		(32,974)	(63,829)	(46,633)
Total				(358,499)	(527,754)	(549,863)

* In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.

** Accumulated tax losses related to Trade Tax amount to EUR 45,258 thousand as of December 31, 2020, not included in the table above.